Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 30,057	$ 16,893	$ 22,871
Production	(7,152)	(6,280)	(6,277)
Transportation	(6,604)	(4,498)	(4,699)
Depletion, depreciation and amortization	(5,724)	(6,046)	(5,546)
Asset retirement obligation accretion	(185)	(205)	(190)
Income tax	(1,848)	257	(434)
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	24,160	13,306	18,944
Production	(6,851)	(6,048)	(6,201)
Transportation	(1,184)	(1,274)	(989)
Depletion, depreciation and amortization	(5,709)	(6,031)	(5,532)
Asset retirement obligation accretion	(185)	(205)	(190)
Petroleum revenue tax	33	31	88
Income tax	(2,396)	82	(1,652)
Results of operations	7,868	(139)	4,468
Oil And Gas | North America
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	23,111	12,520	17,348
Production	(6,377)	(5,624)	(5,701)
Transportation	(1,176)	(1,258)	(968)
Depletion, depreciation and amortization	(5,407)	(5,564)	(4,982)
Asset retirement obligation accretion	(158)	(169)	(156)
Petroleum revenue tax	0	0	0
Income tax	(2,317)	23	(1,468)
Results of operations	7,676	(72)	4,073
Oil And Gas | North Sea
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	611	432	920
Production	(383)	(321)	(391)
Transportation	(7)	(15)	(19)
Depletion, depreciation and amortization	(160)	(277)	(308)
Asset retirement obligation accretion	(21)	(30)	(28)
Petroleum revenue tax	33	31	88
Income tax	(29)	72	(105)
Results of operations	44	(108)	157
Oil And Gas | Offshore Africa
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	438	354	676
Production	(91)	(103)	(109)
Transportation	(1)	(1)	(2)
Depletion, depreciation and amortization	(142)	(190)	(242)
Asset retirement obligation accretion	(6)	(6)	(6)
Petroleum revenue tax	0	0	0
Income tax	(50)	(13)	(79)
Results of operations	$ 148	$ 41	$ 238